Net Loss Attributable To Common Stockholders Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Anti-dilutive securities not included in diluted net loss per share calculation
Outstanding anti-dilutive securities not included in the diluted net loss per share calculation include the following:

	As of June 30,
	2024	2023
Options to purchase common stock	8,299,737	2,991,710
Restricted stock units	1,476,715	—

Total	9,776,452	2,991,710

RENEO PHARMACEUTICALS INC [Member]
Schedule of Anti-dilutive securities not included in diluted net loss per share calculation
Historical outstanding anti-dilutive securities not included in the diluted net loss per share calculation include the following:

	As of June 30,
	2024	2023
Common stock options outstanding	467,129	600,118
Unvested restricted stock units	31,150	36,450

Total	498,279	636,568

Historical outstanding anti-dilutive securities not included in the diluted net loss per share calculation include the following:

	As of December 31,
	2023	2022
Common stock options outstanding	530,125	587,774
Unvested restricted stock units	32,650	32,950

Total	562,775	620,724